Operating Expenses, Depreciation and Amortization	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating Expenses, Depreciation and Amortization
6)	OPERATING EXPENSES, DEPRECIATION AND AMORTIZATION
Consolidated operating expenses during 2020, 2019 and 2018 by function are as follows:

		2020	2019	2018
Administrative expenses 1	$	1,076	1,112	1,130
Selling expenses		337	371	312
Distribution and logistics expenses		1,423	1,489	1,537

	$	2,836	2,972	2,979

1
All significant R&D activities are executed by several internal areas as part of their daily activities. In 2020, 2019 and 2018, total combined expenses of these departments recognized within administrative expenses were $31, $38 and $39, respectively.

Depreciation and amortization recognized during 2020, 2019 and 2018 are detailed as follows:

		2020	2019	2018
Included in cost of sales	$	921	865	853
Included in administrative, selling and distribution and logistics expenses		196	180	129

	$	1,117	1,045	982